PARTICIPANT INVESTMENT OPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
PARTICIPANT INVESTMENT OPTIONS
Schedule of investment options

	2025	2024
BlackRock Large Cap Blend Index Fund Option - This option invests in the Equity Index Fund F, a collective investment fund offered by BlackRock Institutional Trust Company N.A., that seeks to match the performance of the S&P 500® Index by investing in stocks that make up the index.	$931,943,059	$891,265,424

BlackRock Mid Cap Index Fund Option - This option invests in the Mid Capitalization Equity Index Fund F, a collective investment fund offered by BlackRock Institutional Trust Company N.A., that seeks to match the performance of the S&P 400® Index by investing in stocks that make up the index.	154,891,307	162,418,850

BlackRock Small Cap Index Fund Option - This option invests in the Russell 2000® Index Fund F, a collective investment fund offered by BlackRock Institutional Trust Company N.A., that seeks to match the performance of the Russell 2000® Index by investing in a diversified sample of stocks that make up the index.	—	143,956,335

BlackRock International Index Fund Option - This option invests in the BlackRock MSCI ACWI EX – U.S. Index Fund F, a collective investment fund offered by BlackRock Institutional Trust Company N.A., that seeks to match the performance of the MSCI ACWI EX – U.S. Index by investing in stocks that make up the index.	103,899,400	79,648,194

BlackRock U.S. Debt Index Fund Option - This option invests in the U.S. Debt Index Fund F, a collective investment fund offered by BlackRock Institutional Trust Company N.A., that seeks to match the performance of the Barclays Capital Aggregate Bond Index by investing in a diversified sample of the bonds that make up the index.	—	49,217,923

BlackRock TIPS Index Fund Option - This option invests in the U.S. Treasury Inflation Protected Securities Fund F, a collective investment fund offered by BlackRock Institutional Trust Company N.A., that seeks to match the performance of the Barclays Capital U.S. TIPS Index by investing in some or all of the bonds that make up the index.	18,355,108	15,186,747

BlackRock Emerging Markets Index Fund Option - This fund invests in the Emerging Markets Index Non-Lendable Fund F, a collective investment fund offered by BlackRock Institutional Trust Company N.A., that seeks to match the performance of the MSCI Emerging Markets Index by investing in stocks that make up the index.	—	24,974,974

MassMutual Stable Value Separate Account Option - This option is designed to provide a stable rate of return, generated from performance of a Core bond portfolio, that insulates the fund from daily fluctuations in the bond market. The fixed rate of return resets quarterly.	—	454,069,974

Fresenius Medical Care Stable Value Fund - The Fresenius Medical Care Stable Value Fund seeks preservation of principal and a stable rate of return through investment in diversified, high-quality fixed income securities and investment contracts that permit participant transactions at contract value.	426,380,144	—

Target Date Retirement Funds Option - Each Target Date Retirement Fund invests in a diversified mix of index funds offered as separate investment options under the Plan, and is designed for participants expecting to retire around the year indicated in the fund’s name. Each fund’s asset allocation becomes increasingly conservative as its target retirement date approaches. The amounts presented below represent participants’ balances allocated to each Target Date Retirement Fund; the related underlying collective investment trust funds are measured at net asset value and are reported within the respective collective investment trust funds in Note 5 and in the Schedule of Assets (Held at End of Year). The target date options are as follows:

Target Retirement Income Fund Option	29,958,750	138,537,167

Target Retirement 2020 Fund Option	61,034,067	—

Target Retirement 2025 Fund Option	246,591,789	254,631,759

Target Retirement 2030 Fund Option	436,835,499	381,440,477

Target Retirement 2035 Fund Option	514,886,021	429,670,822

Target Retirement 2040 Fund Option	414,902,023	338,769,467

Target Retirement 2045 Fund Option	322,523,259	255,958,769

Target Retirement 2050 Fund Option	397,854,838	321,824,757

Target Retirement 2055 Fund Option	65,457,535	37,802,277

Target Retirement 2060 Fund Option	41,942,301	23,901,505

Target Retirement 2065 Fund Option	20,876,737	11,879,203

GQG Partners Emerging Markets Equity CIT Class D - This fund is a collective investment trust maintained by Great Gray Trust Company, LLC that seeks long-term capital appreciation by investing primarily in equity and equity-related securities of	26,148,848	—

companies located in, or principally exposed to, emerging markets countries. The Fund generally invests at least 80% of its net assets in emerging markets equity securities and focuses on companies that the investment manager believes are undervalued by the market.

BrandywineGLOBAL High Yield Fund - Institutional Share Class - This fund seeks to maximize total return through a combination of high current income and capital appreciation by investing primarily in below-investment-grade fixed income securities, including U.S. and non-U.S. corporate high yield bonds. The Fund utilizes an actively managed investment strategy focused on identifying attractive risk-adjusted opportunities across the global high yield market.	4,124,663	—

Schroder International Alpha Trust - This fund is a collective investment trust maintained by SEI Trust Company that seeks long-term capital appreciation by investing primarily in equity securities of companies located outside the United States. The Fund employs an actively managed, research-driven investment strategy focused on identifying companies that are expected to deliver earnings growth above market expectations and constructing a portfolio of high-conviction international equity investments.	3,282,268	—

FullerThaler Behavioral Small Cap Equity Fund Class R6 - This fund seeks long-term capital appreciation by investing primarily in equity securities of small-cap companies. The Fund utilizes a behavioral investment approach that seeks to identify securities that may be mispriced due to investor biases and market inefficiencies, while maintaining broad diversification across industries and issuers.	138,704,481	—

Cohen & Steers U.S. Realty Fund - Class A – A collective investment trust that seeks maximum total return by outperforming its benchmark over the long term through investment in a diversified portfolio of publicly traded real estate securities, including REITs and real estate operating companies.	514,697	—

Pioneer Bond Fund Trust Class MSG - This fund is a collective investment trust maintained by Great Gray Trust Company, LLC that seeks current income and total return by investing primarily in a diversified portfolio of fixed income securities, including U.S. government and agency obligations, investment-grade corporate debt securities, and other fixed income investments. The Fund employs an active, value-driven investment approach designed to outperform its benchmark while maintaining benchmark-like volatility and managing downside risk through broad diversification across fixed income sectors.

	56,789,004	—

JPMorgan Large Cap Growth Fund Class R6 - This fund seeks long-term capital appreciation by investing primarily in equity securities of large-cap U.S. companies that exhibit above-average growth characteristics. The Fund utilizes an actively managed investment strategy focused on identifying companies with strong earnings growth potential and sustainable competitive advantages.	22,520,868	—

Columbia Dividend Income Institutional - This fund is a collective investment trust which invests primarily in dividend-paying U.S. common stocks of established companies. The fund seeks to provide a combination of current income and long-term capital appreciation by investing in companies with strong fundamentals, attractive dividend yields, and the potential for dividend growth.	3,839,268	—

Vanguard Long Term Bond Index Fund Option - This option is a publicly traded mutual fund that seeks to match the performance of the Barclays Capital U.S. Long Government/Credit Float Adjusted Bond Index.	—	30,397,222

Fresenius Medical Care Share Fund Option - This option invests in American Depositary Receipts (ADRs) representing Fresenius Medical Care AG shares. This option was frozen as of June 15, 2015, except for reinvestment of dividends.	15,075,549	15,861,109

Self-Directed Brokerage Accounts - This investment option allows participants to establish a plan level brokerage account with Fidelity for the opportunity to invest in common stocks, mutual funds, corporate bonds, and other investments.	107,822,211	78,318,569

Interest-Bearing Cash - This option automatically sweeps uninvested cash into a deposit account where it earns interest.	17,906,546	17,305,312

	$4,585,060,240	$4,157,036,836